Investment in Trust Account	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

Note 9 —Investment in Trust Account

As described in Note 1, the net proceeds of the Offering was deposited in an interest-bearing trust account and invested in government securities. Investments at June 30, 2012 consist of the following:

	Cost	Gross Unrealized Holding Gain	Fair Value
Fixed income securities:
U.S. Treasury Securities	$64,635,569	$30,701	$64,666,270